Stockholders Equity (Details 6) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Activities Under Option Plans [Abstract]
Balances - Number of shares	1,670,000	1,680,000	1,680,000	180,000
Balances - Weighted Average exercise price	$ 1.01	$ 1.01	$ 1.01	$ 2.52
Balances - Weighted average remaining contractual term	7 years 6 months	7 years 292 days	8 years 9 months 18 days	5 years 146 days
Balances - Aggregate intrinsic value	$ 337	$ 459	$ 2	$ 2
Options vested and exerciseable and expected to be vested and exerciseable at end of period	1,518,900	1,518,900
Options vested and exerciseable and expected to be vested and exerciseable at end of period	$ 1.03	$ 1.03
Options vested and exerciseable and expected to be vested and exerciseable at end of period	7 years 6 months	7 years 292 days
Options vested and exerciseable and expected to be vested and exerciseable at end of period	302	410
Options vested and exerciseable at end of period	170,000	180,000
Options vested and exerciseable at end of period	$ 2.52	$ 2.52
Options vested and exerciseable at end of period	6 years 6 months	3 years 146 days
Options vested and exerciseable at end of period	$ 90	$ 9
Options cancelled and retired	(10,000)	0
Options cancelled and retired	$ 2.65	$ 0
Options exercised - Number of shares	0	0	0
Options exercised - Weighted Average exercise price	$ 0	$ 0	$ 0
Options granted - Number of shares	0	0	1,500,000
Options granted - Weighted Average exercise price	$ 0	$ 0	$ 0.83